Cover	Jan. 31, 2025
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 31, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-40380
Entity Registrant Name	Maquia Capital Acquisition Corporation
Entity Central Index Key	0001844419
Entity Tax Identification Number	85-4283150
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	50 Biscayne Boulevard
Entity Address, Address Line Two	Suite 2406
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33132
City Area Code	305
Local Phone Number	608-1395
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units Each Consisting Of One Share Of Class Common Stock And Onehalf Of One Redeemable Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-half of one Redeemable Warrant
Trading Symbol	MAQCU
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	MAQCU
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A Common Stock for $11.50 per share
Trading Symbol	MAQCU